Business Combinations and Dispositions - Dispositions (Details) - USD ($)				3 Months Ended	12 Months Ended
	Mar. 31, 2022	Nov. 18, 2021	Oct. 01, 2020	Mar. 31, 2022	Dec. 31, 2021	Mar. 30, 2022
Business Combinations and Dispositions
Gain on disposal of assets				$ 168,359
Proceeds from sale of AZ Dispensary net of cash					$ 15,125,010
Ohio Medical Solutions LLC
Business Combinations and Dispositions
Gain (loss) on disposal					437,107
Proceeds from sale of AZ Dispensary net of cash					1,150,000
Ohio Medical Solutions LLC | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Business Combinations and Dispositions
Net book value of assets and liabilities			$ 712,894
Gain (loss) on disposal			437,106
Proceeds from sale of AZ Dispensary net of cash			$ 1,150,000
Copperstate Farms LLC Subsidiaries And Affiliate
Business Combinations and Dispositions
Net book value of assets and liabilities		$ 8,659,077
Gain (loss) on disposal					$ 6,465,933
Copperstate Farms LLC Subsidiaries And Affiliate | Discontinued Operations Held-for-sale
Business Combinations and Dispositions
Cash consideration		$ 15,125,010
High Gardens Inc
Business Combinations and Dispositions
Percentage of royalty income	10.00%
Cash consideration	$ 236,635
Gain (loss) on disposal	168,359
Gain on disposal of assets	$ 168,359
High Gardens Inc | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Business Combinations and Dispositions
Net book value of assets and liabilities						$ 68,276